Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Shell Provident Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EIN 13-1299890
Plan No. 002
December 31, 2025

{a}	{b}	{c}			{d}	{e}
		Description of Investment
	Identity of Issuer, Borrower, Lessor or Similar Party	Par Value	Rate Percentage	Maturity Date	Cost	Current Value

*	Thrift Fund
	FIAM Institutional Cash Commingled Pool				**	557,626,935

	Common/Collective Funds
	1-3 Year Gov/Credit Bond Index Fund F				**	79,509,468
	20 Plus Treasury Bond Fund F				**	266,473,474
	EAFE Equity Index Fund F				**	567,916,610
	Developed Real Estate Index Fund F				**	28,863,395
	Emerging Markets Index Non-Lendable Fund F				**	215,814,097
	LifePath® Index 2030 Fund F				**	552,550,592
	LifePath® Index 2035 Fund F				**	560,996,102
	LifePath® Index 2040 Fund F				**	629,840,568
	LifePath® Index 2045 Fund F				**	435,565,389
	LifePath® Index 2050 Fund F				**	392,719,119
	LifePath® Index 2055 Fund F				**	192,817,388
	LifePath® Index 2060 Fund F				**	63,955,130
	LifePath® Index 2065 Fund F				**	33,447,023
	LifePath® Index 2070 Fund F				**	2,878,699
	LifePath® Index Retirement Fund F				**	1,011,047,844
	Mid Capital Equity Index Fund F				**	487,399,400
	Russell 2000® Index Fund F				**	163,434,090
	U.S. Debt Fund F
	Shell BR US Debt Index Ad Pool				**	258,664,686
	Shell FIAM Core Pls Adm Pl				**	141,089,828
	Columbia Threadneedle Core Plus Fixed in Class SR1				**	70,544,914

*	U.S. Equity Index Fund
	Spartan 500 Index Pool				**	2,266,724,231

	Shell Stock Fund
*	Shell Stock Fund				**	271,095,936
*	Fidelity Institutional Cash Portfolio				**	2,561,045

**	BrokerageLink				**	3,099,445,766
						12,352,981,729
	Participant Loans		3.25% - 9.50%***			80,860,992
	TOTAL					12,433,842,721

*	Party-in-interest
**	Cost information is not required for participant-directed accounts and, therefore, is not presented.
***	Varying maturity dates